Related party transactions - Transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivatives	[1]	$ 229,714	$ 284,159	$ 196,882
Loans and advances to HSBC undertakings	[1]	112,902	104,475	82,567
Prepayments, accrued income and other assets	[1]	165,255	156,149	136,196
Investments in subsidiaries		159,500	167,500
Total assets	[1]	3,038,677	2,949,286	2,953,792
Liabilities
Derivatives	[1]	234,772	285,762	191,064
Accruals, deferred income and other liabilities	[1]	136,606	134,313	115,900
Subordinated liabilities	[1]	24,954	22,290	20,487
Total liabilities	[1]	2,846,067	2,764,089	$ 2,757,474
Subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings		8,396	7,421
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		60,309	52,322
Derivatives		4,010	5,380
Loans and advances to HSBC undertakings		28,213	26,765
Prepayments, accrued income and other assets		7,417	4,893
Investments in subsidiaries		167,542	167,542
Total related party assets at 31 Dec		275,887	264,323
Assets
Cash and balances with HSBC undertakings		7,029	3,210
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		59,879	52,322
Derivatives		3,344	3,801
Loans and advances to HSBC undertakings		27,354	26,765
Prepayments, accrued income and other assets		5,145	4,803
Investments in subsidiaries		159,478	167,542
Total assets		262,229	258,443
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings		179	314
Derivatives		9,309	8,318
Accruals And Deferred Income, Highest Amount During The Year		505	1,375
Subordinated liabilities		927	900
Total related party liabilities at 31 Dec		10,920	10,907
Liabilities
Amounts owed to HSBC undertakings		168	314
Derivatives		6,090	6,922
Accruals, deferred income and other liabilities		341	429
Subordinated liabilities		913	900
Total liabilities		7,512	8,565
Guarantees and commitments, highest amount during the year		7,723	17,707
Guarantees and commitments		$ 7,723	$ 17,707

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.